Stock-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
Feb. 28, 2015
Stock-based Compensation 1	25,000
Stock-based Compensation 2	$ 3.40
Stock-based Compensation 3	32,570
Stock-based Compensation 4	16,236
Stock-based Compensation 5	54,471
Stock-based Compensation 6	151,916
Stock-based Compensation 7	$ 32,570